Significant Accounting Policies and Recent Accounting Pronouncements (Details) $ in Thousands		6 Months Ended
	May 22, 2026 USD ($) TEU	Jun. 30, 2026 USD ($) TEU Segment	Jun. 30, 2025	Dec. 31, 2025 USD ($)
Segmental Reporting [Abstract]
Number of reportable segment | Segment		1
Equity Securities, FV-NI and without Readily Determinable Fair Value [Abstract]
Vessel capacity | TEU	2,000	2,000
Investment amount	$ 488
Ownership equity interest rate	4.70%	4.70%
Acquisition costs	$ 5
Initial carrying amount	$ 493	$ 493		$ 0
Revenue [Member] | Customer Concentration [Member] | Charterer A [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage		0.00%	99.00%
Revenue [Member] | Customer Concentration [Member] | Charterer B [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage		60.00%	0.00%
Revenue [Member] | Customer Concentration [Member] | Charterer C [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage		22.00%	0.00%
Revenue [Member] | Customer Concentration [Member] | Charterer D [Member]
Credit Concentration Considerations [Abstract]
Concentration risk percentage		18.00%	0.00%